Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments
The fair values of our derivative instruments in our consolidated balance sheets were as follows:

		December 31,
	Balance Sheet Classification	2016	2015
		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other liabilities	N/A	$15

Non-designated Hedges:
Interest rate swaps	Other liabilities	$12	N/A
Forward contracts	Other current assets	3	1
Forward contracts	Accounts payable, accrued expenses and other	4	1

Earnings Effect of Derivative Instruments
The gains and losses recognized in our consolidated statements of operations and consolidated statements of comprehensive income before any effect for income taxes were as follows:

		Year Ended December 31,
	Classification of Gain (Loss) Recognized	2016	2015	2014
		(in millions)
Cash Flow Hedges:
Interest rate swaps(1)	Other comprehensive loss	$(7)	$(11)	$(14)

Non-designated Hedges:
Interest rate swaps	Other non-operating income, net	4	N/A	N/A
Interest rate swaps(2)	Interest expense	4	N/A	N/A
Forward contracts	Gain (loss) on foreign currency transactions	7	11	1
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(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2016, 2015 and 2014.

(2)
The amount recognized during the year ended December 31, 2016 is related to the dedesignation of these instruments as cash flow hedges and was reclassified from accumulated other comprehensive loss as the underlying transactions occurred.